Hedge of net investment in foreign operations (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Foreign currency translation adjustments for foreign operation by each hedging instrument [Line Items]
Hedge accounting effect of foreign currency translation adjustments for foreign operation	₩ 97,353	₩ (54,393)
Borrowings
Foreign currency translation adjustments for foreign operation by each hedging instrument [Line Items]
Hedge accounting effect of foreign currency translation adjustments for foreign operation	82,565	(23,441)
Bond issued
Foreign currency translation adjustments for foreign operation by each hedging instrument [Line Items]
Hedge accounting effect of foreign currency translation adjustments for foreign operation	8,162	(35,727)
Forward contract
Foreign currency translation adjustments for foreign operation by each hedging instrument [Line Items]
Hedge accounting effect of foreign currency translation adjustments for foreign operation	₩ 6,626	₩ 4,775